PW WILLOW FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)

                               SEMI ANNUAL REPORT
                            FOR THE SIX MONTHS ENDED
                                  JUNE 30, 2001

                             PW WILLOW FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)


                               SEMI ANNUAL REPORT
                            FOR THE SIX MONTHS ENDED
                                 JUNE 30, 2001


                                    CONTENTS


         Statement of Assets, Liabilities and Members' Capital ............... 1

         Statement of Operations ............................................. 2

         Statements of Changes in Members' Capital - Net Assets .............. 3

         Notes to Financial Statements ....................................... 4

         Schedule of Portfolio Investments ...................................12

                                                                        PW WILLOW FUND L.L.C.
                                        STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
                                                                                  (UNAUDITED)
---------------------------------------------------------------------------------------------

                                                                                JUNE 30, 2001

---------------------------------------------------------------------------------------------

ASSETS

Investments in securities, at value (cost $123,599,789)                         $ 122,776,234
Cash and cash equivalents                                                          17,993,390
Due from broker                                                                    36,312,672
Premiums on credit swaps                                                              468,657
Receivables:
  Interest                                                                          4,769,419
  Investments sold, not settled                                                     3,663,214
----------------------------------------------------------------------------------------------

TOTAL ASSETS                                                                      185,983,586
----------------------------------------------------------------------------------------------

LIABILITIES

Securities sold, not yet purchased, at value (proceeds of sales $24,899,568)       26,976,238
Payables:
  Investments purchased, not settled                                                4,316,062
  Interest due on securities sold, not yet purchased                                  418,380
  Management fee                                                                      158,263
  Premiums on credit swaps                                                            123,515
  Administration fee                                                                   47,088
  Professional fees                                                                    41,099
  Dividends on securities sold, not yet purchased                                      36,008
  Miscellaneous                                                                        40,371
----------------------------------------------------------------------------------------------

TOTAL LIABILITIES                                                                  32,157,024
----------------------------------------------------------------------------------------------

NET ASSETS                                                                      $ 153,826,562
----------------------------------------------------------------------------------------------

MEMBERS' CAPITAL - NET ASSETS

Represented by:
Net capital contributions                                                       $ 143,534,631
Accumulated net investment income                                                   9,418,746
Accumulated net realized gain on investments                                        3,773,410
Accumulated net unrealized depreciation on investments                             (2,900,225)
----------------------------------------------------------------------------------------------

TOTAL MEMBERS' CAPITAL - NET ASSETS                                             $ 153,826,562
----------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.
                                                                               1

                                                                         PW WILLOW FUND L.L.C.
                                                                       STATEMENT OF OPERATIONS
                                                                                   (UNAUDITED)
----------------------------------------------------------------------------------------------

                                                        FOR THE SIX MONTHS ENDED JUNE 30, 2001

----------------------------------------------------------------------------------------------

INVESTMENT INCOME

Interest                                                                        $  8,962,277
---------------------------------------------------------------------------------------------

TOTAL INVESTMENT INCOME                                                            8,962,277
---------------------------------------------------------------------------------------------

EXPENSES

Management fee                                                                       764,501
Professional fees                                                                    114,509
Administration fee                                                                    80,727
Miscellaneous                                                                         80,687
---------------------------------------------------------------------------------------------

TOTAL OPERATING EXPENSES                                                           1,040,424
---------------------------------------------------------------------------------------------

Interest expense                                                                     552,872
Credit swap expense                                                                  455,551
Dividend expense                                                                      38,462
---------------------------------------------------------------------------------------------

TOTAL EXPENSES                                                                     2,087,309
---------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                              6,874,968
---------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
             FROM INVESTMENTS

Net realized gain from investments                                                 3,519,704
Change in net unrealized depreciation from investments                              (775,296)
---------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS                                  2,744,408
---------------------------------------------------------------------------------------------

INCREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS                            $  9,619,376
---------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.
                                                                               2

                                                                                  PW WILLOW FUND L.L.C.
                                                 STATEMENTS OF CHANGES IN MEMBERS' CAPITAL - NET ASSETS

-------------------------------------------------------------------------------------------------------
                                                                  FOR THE              FOR THE PERIOD
                                                                 SIX MONTHS              MAY 8, 2000
                                                                   ENDED            (COMMENCEMENT OF
                                                               JUNE 30, 2001        OPERATIONS) THROUGH
                                                                (UNAUDITED)          DECEMBER 31, 2000
-------------------------------------------------------------------------------------------------------

FROM OPERATIONS

Net investment income                                          $   6,874,968           $  2,543,778
Net realized gain from investments                                 3,519,704                253,706
Change in net unrealized depreciation from investments              (775,296)            (2,124,929)
-------------------------------------------------------------------------------------------------------

NET INCREASE IN MEMBERS' CAPITAL
             DERIVED FROM OPERATIONS                               9,619,376                672,555
-------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS

Proceeds from Member subscriptions                                58,999,259             84,011,426

Proceeds from Manager subscriptions                                        -              1,500,000

Manager Withdrawals                                                 (976,054)                     -
-------------------------------------------------------------------------------------------------------

INCREASE IN MEMBERS' CAPITAL DERIVED
             FROM CAPITAL TRANSACTIONS                            58,023,205             85,511,426
-------------------------------------------------------------------------------------------------------


MEMBERS' CAPITAL AT BEGINNING OF PERIOD                           86,183,981                      -
-------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT END OF PERIOD                              $ 153,826,562           $ 86,183,981
-------------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.
                                                                               3

                                                          PW WILLOW FUND, L.L.C.

                                                   NOTES TO FINANCIAL STATEMENTS
                                                                     (UNAUDITED)

--------------------------------------------------------------------------------

                                                                   JUNE 30, 2001

--------------------------------------------------------------------------------

1.   ORGANIZATION

     PW Willow Fund, L.L.C. (the "Fund") was organized as a limited liability company under the laws of Delaware on February 1, 2000. The Fund is registered under the Investment Company Act of 1940 (the "1940 Act") as a closed-end, non-diversified management investment company. The Fund's investment objective is to maximize total return. The Fund pursues its investment objective by investing primarily in debt securities and other obligations and to a lesser extent equity securities of U.S companies that are experiencing significant financial or business difficulties (collectively, "Distressed Obligations"). The Fund also may invest in Distressed Obligations of foreign issuers and other privately held obligations. The Fund may use a variety of special investment techniques to hedge a portion of its investment portfolio against various risks or other factors that generally affect the values of securities and for non-hedging purposes to pursue the Fund's investment objective. These techniques may involve the use of derivative transactions, including credit swaps. Operations of the Fund commenced on May 8, 2000.

     The Fund's Board of Directors (the "Directors") has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged PW Willow Management, L.L.C. (the "Manager"), a Delaware limited liability company, to provide investment advice to, and day-to-day management of, the Fund.

     The Manager is a joint venture between PW Fund Advisor, L.L.C. ("PWFA") and Bond Street Capital, L.L.C. ("Bond Street"). PWFA is the managing Member of the Manager and is an indirect, wholly-owned subsidiary of UBS Americas, Inc., which is a wholly-owned subsidiary of UBS AG, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Investment professionals employed by Bond Street will manage the Fund's investment portfolio on behalf of the Manager under the oversight of PWFA's personnel. Bond Street is also registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Manager's capital account balance at June 30, 2001 and December 31, 2000 was $1,890,223 and $1,559,461, respectively.

     Initial and additional applications for interests by eligible members may be accepted at such times as the Fund may determine and are generally accepted monthly. The Fund reserves the right to reject any application for interests.

     The Fund from time to time may offer to repurchase interests pursuant to written tenders to Members. These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Manager expects that generally, it will recommend to the Directors that the Fund offer to repurchase interests from Members twice during 2001, in June and December, and then once per year thereafter, near year-end. A Member's interest in the Fund can only be transferred or assigned (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member, or (ii) with the approval of the Directors, which may be withheld in their sole and absolute discretion.

                                                          PW WILLOW FUND, L.L.C.

                                                                     (UNAUDITED)

--------------------------------------------------------------------------------

                                                                   JUNE 30, 2001

--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES

     a.  PORTFOLIO VALUATION

     Net asset value of the Fund will be determined by or at the direction of the Manager as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors.

     Domestic exchange traded securities and securities included in the NASDAQ National Market System will be valued at their last composite sales prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities will be valued based upon their composite bid prices for securities held long, or their composite ask prices for securities sold short, as reported by such exchanges. Securities traded on a foreign securities exchange will be valued at their last sales prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices, in the case of securities held long, or ask prices, in the case of securities sold short, as reported by such exchange. Listed options will be valued using last sales prices as reported by the exchange with the highest reported daily volume for such options or, in the absence of any sales on a particular day, at their bid prices as reported by the exchange with the highest volume on the last day a trade was reported. Other marketable securities for which market quotations are readily available will be valued at their bid prices, or ask prices in the case of securities sold short, as obtained from one or more dealers making markets for such securities. If market quotations are not readily available, securities and options described above will be valued at fair value as determined in good faith by, or under the supervision of, the Directors. No securities owned by the Fund at June 30, 2001 were fair valued.

     Debt securities will be valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuation for normal institutional size trading units. Debt securities with remaining maturities of 60 days or less, absent unusual circumstances, will be valued at amortized cost, so long as such valuation is determined by the Directors to represent fair value.

     All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close.

     On occasion, the values of such securities and exchange rates may be affected by events occurring between the time which determination of such values or exchange rates are made and the time that the net asset value of the Fund is determined. When such events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by, or under the supervision of, the Directors.

                                                          PW WILLOW FUND, L.L.C.

                                                                     (UNAUDITED)

--------------------------------------------------------------------------------

                                                                   JUNE 30, 2001

--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     a.  PORTFOLIO VALUATION (CONTINUED)

     Foreign-denominated assets may involve more risks than domestic transactions, including political and economic risk and regulatory risk. Risks may also arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

     b.  SECURITIES TRANSACTIONS AND INCOME RECOGNITION

     Securities transactions, including related revenue and expenses, are recorded on a trade-date basis. Interest income is recorded on the accrual basis. Premiums and discounts on debt securities are amortized/accreted. For securities in default the Fund will write off any related interest receivable upon default and discontinue accruing interest income on such securities. Realized gains and losses from security and foreign currency transactions are calculated on the identified cost basis. If the Fund invests in foreign currency denominated securities the Fund will isolate that portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities held. Such fluctuations will be included in net realized and unrealized gain or loss from foreign currency transactions. In addition, net realized exchange gain or loss from foreign currency transactions will represent net foreign exchange gain or loss from forward foreign currency contracts, disposition of foreign currencies, currency gain or loss realized between the trade and settlement dates on security transactions, and the difference between the amount of net investment income recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid. Net unrealized foreign exchange gain or loss will arise from changes in value of assets and liabilities, including investments in securities, as a result of changes in exchange rates.

     c.  FUND EXPENSES

     The Fund will bear all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; costs of computing the Fund's net asset value, including valuation services provided by third parties; costs of insurance; registration expenses; certain offering and organization costs; and expenses of meetings of Directors.

     d.  INCOME TAXES

     No provision for the payment of Federal, state or local income taxes has been provided. Each Member is individually required to report on its own tax returns its distributive share of the Fund's taxable income or loss.

                                                          PW WILLOW FUND, L.L.C.

                                                                     (UNAUDITED)

--------------------------------------------------------------------------------

                                                                   JUNE 30, 2001

--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     e.  CASH AND CASH EQUIVALENTS

     Cash and cash equivalents consist of monies invested in a PNC Bank, NA account which pays money market rates and are accounted for at cost plus accrued interest, which is included in interest receivable on the Statement of Assets, Liabilities and Members' Capital.

     f.  USE OF ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Manager to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Manager believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

     g.  CHANGE IN ACCOUNTING PRINCIPLE

     As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discounts on debt securities. Prior to January 1, 2001, the Fund did not accrete discounts debt securities. The cumulative effect of this accounting change had no impact on total net assets of the Fund, but resulted in a $634,239 increase in cost of securities and a corresponding $634,239 increase in net unrealized depreciation, based on securities held by the Fund on January 1, 2001.

     The effect of this change for the six months ended June 30, 2001 was to increase net investment income by $2,361,950, increase net unrealized depreciation by $1,491,582 and decrease net realized gains by $870,368. The statement of changes in net assets and financial highlights for prior periods have not been restated to reflect this change in presentation.

3.   MANAGEMENT FEE, INCENTIVE ALLOCATION, RELATED PARTY TRANSACTIONS AND OTHER

     PWFA provides certain management and administrative services to the Fund, including, among other things, providing office space and other support services to the Fund. In consideration for such services, the Fund will pay PWFA a monthly management fee (the "Fee") at an annual rate of 1.25% of the Fund's net assets, excluding assets attributable to the Manager's capital account. The Fee will be paid to PWFA out of the Fund's assets and debited against the Members' capital accounts, excluding the Manager. A portion of the Fee will be paid by PWFA to Bond Street.

                                                          PW WILLOW FUND, L.L.C.

                                                                     (UNAUDITED)

--------------------------------------------------------------------------------

                                                                   JUNE 30, 2001

--------------------------------------------------------------------------------

3. MANAGEMENT FEE, INCENTIVE ALLOCATION, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

     UBS  PaineWebber  Inc.  ("UBS  PWI"),  a  wholly-owned  subsidiary  of  UBS
     Americas, Inc., acts as a placement agent for the Fund, without special compensation from the Fund, and will bear its own costs associated with its activities as placement agent. Placement fees, if any, charged on contributions are debited against the contribution amounts, to arrive at a net subscription amount. The placement fee does not constitute assets of the Fund.

     The Fund may execute portfolio transactions through UBS PWI and its affiliates. During the six months ended June 30, 2001, UBS PWI and its affiliates did not earn brokerage commissions from portfolio transactions executed on behalf of the Fund.

     The increase (or decrease) in Members' capital derived from operations (net profit or loss) is initially allocated to the capital accounts of all Members on a pro-rata basis. At the end of the twelve month period following the admission of a Member to the Fund, and generally at the end of each fiscal year thereafter, the Manager is entitled to an incentive allocation (the "Incentive Allocation") of 20% of the net profits, if any, that would have been credited to the Member's capital account for such period. The Incentive Allocation will be made only with respect to net profits that exceed any net losses previously debited from the account of such Member which have not been offset by any net profits subsequently credited to the account of the Member. The Incentive Allocation recorded in the financial statements for the six months ended June 30, 2001 was $1,167,882 and was recorded as an increase to the Manager's capital account. There was no Incentive Allocation recorded in the financial statements for the period ended December 31, 2000, because a twelve month period had not lapsed for any individual member. For Members which were not in the Fund for twelve months as of June 30, 2001, an Incentive Allocation period has not occurred and therefore no amount has been recorded for such Members.

     Each Director, who is not an "interested person" of the Fund, as defined by the 1940 Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Any Director who is an "interested person" does not receive any annual or other fee from the Fund. All Directors are reimbursed by the Fund for all reasonable out of pocket expenses. Total amounts expensed related to the Directors by the Fund for the six months ended June 30, 2001 were $10,333.

     PFPC Trust Company (an affiliate of PNC Bank, NA) serves as custodian of the Fund's assets and provides custodial services for the Fund. PFPC Trust Company entered into a service agreement whereby PNC Bank, NA provides securities clearance functions.

     PFPC Inc. (also an affiliate of PNC Bank, NA) serves as Administrator and Accounting Agent to the Fund, and in that capacity provides certain accounting, record keeping, tax and Member related services. PFPC Inc. receives a monthly fee primarily based upon (i) the average net assets of the Fund subject to a minimum monthly fee, and (ii) the aggregate net assets of the Fund and other investment funds sponsored or advised by UBS Americas, Inc. or its affiliates. Additionally, the Fund will provide for the reimbursement of out of pocket expenses by PFPC Inc.

                                                          PW WILLOW FUND, L.L.C.

                                                                     (UNAUDITED)

--------------------------------------------------------------------------------

                                                                   JUNE 30, 2001

--------------------------------------------------------------------------------

4.   SECURITIES TRANSACTIONS

     Aggregate purchases and proceeds from sales of investment securities for the six months ended June 30, 2001, amounted to $140,366,683 and $90,312,293, respectively. Included in these amounts are purchases and proceeds from securities sold, not yet purchased amounting to $16,714,919 and $31,020,533, respectively.

     At June 30, 2001, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. At June 30, 2001, accumulated net unrealized depreciation on investments was $2,900,225, consisting of $15,622,643 gross unrealized appreciation and $18,522,868 gross unrealized depreciation.

5.   SHORT-TERM BORROWINGS

     The Fund has the ability to trade on margin and, in that connection, borrows funds from brokers and banks for investment purposes. Trading in debt securities on margin requires collateral that is adequate in the Broker's reasonable judgement under the margin rules of the applicable market and the internal policies of the Broker. The 1940 Act requires the Fund to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Fund incurs the indebtedness. The Fund pledges cash as collateral for the margin borrowings, which is maintained in a segregated cash account held by the custodian. The Fund had no borrowings for the six months ended June 30, 2001.

6. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK

     In the normal course of business, the Fund may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include forward and futures contracts, options, credit swaps and securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates.

     Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the Statement of Assets, Liabilities and Members' Capital.

     Securities sold, not yet purchased represents obligations of the Fund to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk as the Fund's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the Statement of Assets, Liabilities and Members' Capital. The cash due from broker is primarily related to securities sold, not yet purchased; its use is therefore restricted until the securities are purchased.

                                                          PW WILLOW FUND, L.L.C.

                                                                     (UNAUDITED)

--------------------------------------------------------------------------------

                                                                   JUNE 30, 2001

--------------------------------------------------------------------------------

6. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK (CONTINUED)

     For the six months ended June 30, 2001 the Fund entered into credit swaps as a "Protection Buyer". The credit swaps entered into by the Fund involve payments of fixed rate amounts on a notional principal amount to a "Protection Seller" in exchange for agreed upon payment amounts to the Fund by the Protection Seller if specified credit events occur related to an underlying reference security. A credit event is typically defined as the occurrence of a payment default or the bankruptcy or insolvency of the issuer or guarantor of the reference security. The Fund does not own the underlying reference security. The swap agreements provide for net cash settlement in the event of a credit event and therefore do not require the Fund to segregate assets to cover the underlying reference security. The Manager believes that the transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as subject to the Fund's borrowing restriction.

     Risks may arise as a result of the failure of the counterparty (Protection Seller) to the swap agreement. The loss incurred by the failure of a counterparty is generally limited to the market value and Premium amounts recorded. The Fund considers the creditworthiness of each counterparty to a swap agreement in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in the interest rates or in the value of the underlying reference securities.

     For certain credit swaps the Fund paid a Premium at inception of the swap equivalent to the net present value of the projected swap payments in lieu of making such payments over the terms of such swaps. The Premiums are reflected as Premiums on Credit Swaps on the Statement of Assets, Liabilities and Members' Capital. The Premiums are amortized on a straight line basis over the term of the swap. The amortized amounts along with any periodic payments are reflected as credit swap expense in the Statement of Operations. For those swaps which the Fund makes periodic payments, the Fund has segregated cash of $4,544,879 to cover the net present value of the expected future payments over the terms of the swap agreements.

     Fluctuations in the value of credit swaps are recorded in investments as a component of net change in unrealized appreciation (depreciation) from investments.

     During the six months ended June 30, 2001, the Fund did not trade any forward or futures contracts or engage in option transactions.

                                                          PW WILLOW FUND, L.L.C.

                                                                     (UNAUDITED)

--------------------------------------------------------------------------------

                                                                   JUNE 30, 2001

--------------------------------------------------------------------------------

7.   FINANCIAL HIGHLIGHTS

     The following represents the ratios to average net assets and other supplemental information for the period indicated:

                                                                  SIX MONTHS             PERIOD FROM MAY 8,
                                                                    ENDED                2000 (COMMENCEMENT
                                                                JUNE 30, 2001             OF OPERATIONS)
                                                                (UNAUDITED)***         TO DECEMBER 31, 2000
                                                                --------------         --------------------
     Ratio of net investment income to average net assets         11.48%*                      6.97%*
     Ratio of total expenses to average net assets                 3.49%*                      3.50%*
     Ratio of operating expenses to average net assets             1.74%*                      2.50%*
     Portfolio turnover rate                                      71.79%                     107.56%
     Total return                                                  7.06%**                     2.49%**

     *   Annualized.
     ** Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted, after incentive allocation to the Manager, and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized.
     *** As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount on debt securities. The effect of this change for the six months ended June 30, 2001 was to increase the ratio of net investment income to average net assets from 7.54% to 11.48%. Ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

8.   SUBSEQUENT EVENTS

     Effective July 1, 2001, the Fund disbursed non-Manager Member capital withdrawals of $3,268,301 and Manager withdrawals of $191,828.

                                                                                       PW WILLOW FUND, L.L.C.

                                                                            SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                                                  (UNAUDITED)
-------------------------------------------------------------------------------------------------------------
                                                                                                JUNE 30, 2001

    PAR                                                                                          MARKET VALUE
-------------------------------------------------------------------------------------------------------------

             CORPORATE BONDS (66.72%)
             ------------------------
             CABLE TELEVISION (5.46%)
$ 5,000,000  Classic Cable, Inc., 10.50%, 03/01/10 (Callable 03/01/05 @
             $105.25) *                                                                          $  1,725,000
 11,650,000  Classic Cable, Inc., 9.375%, 08/01/09, (Callable 08/01/04 @
             $104.69) *                                                                             3,786,250
  4,010,000  Northland Cable Television, Inc., 10.25%, 11/15/07, (Callable
             11/15/02 @ $105.12) *                                                                  2,887,200
                                                                                                 ------------
                                                                                                    8,398,450
                                                                                                 ------------
             COMPUTER SERVICES (1.53%)
  6,000,000  Cooperative Computing, Inc., 9.00%, 02/01/08 (Callable 02/01/03
             @ $104.50) *                                                                           2,359,980
                                                                                                 ------------
             DIVERSIFIED FINANCIAL SERVICES (8.44%)
    750,000  Greyhound Financial Corp. 8.30%, 07/02/01 *,(a)                                          701,723
    260,000  Finova Capital Corp., 5.73%, 09/24/01 *,(a)                                              241,865
  2,300,000  Finova Capital Corp., 5.875%, 10/15/01 *,(a)                                           2,138,425
  1,000,000  Finova Capital Corp., 6.25%, 11/01/02 *,(a)                                              929,750
  1,000,000  Finova Capital Corp., 6.15%, 03/31/03 *,(a)                                              930,750
  8,500,000  Finova Capital Corp., 7.25%, 11/08/04 *,(a)                                            8,032,500
                                                                                                 ------------
                                                                                                   12,975,013
                                                                                                 ------------
                  DIVERSIFIED OPERATIONS (6.31%)
 30,000,000  Knology Holdings, Inc., 11.875%, 10/15/07 (Callable 10/15/02 @
             $105.94) *,**                                                                          9,699,900
                                                                                                 ------------
             ELECTRONIC COMPONENTS - SEMICONDUCTORS (0.96%)
  8,600,000  Zilog, Inc., 9.50%, 03/01/05, (Callable 03/01/02 @ $104.75) *                          1,483,500
                                                                                                 ------------
             ELECTRONICS - MILITARY (3.21%)
  9,500,000  Condor Systems, Inc., 11.875%, 05/01/09 (Callable 05/01/04 @
             $105.94) *                                                                             4,940,000
                                                                                                 ------------

    The preceeding notes are an integral part of these financial statements.

                                                                                       PW WILLOW FUND, L.L.C.

                                                                            SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                                                  (UNAUDITED)
-------------------------------------------------------------------------------------------------------------
                                                                                                JUNE 30, 2001

    PAR                                                                                          MARKET VALUE
-------------------------------------------------------------------------------------------------------------

             CORPORATE BONDS (CONTINUED)
             ---------------------------
             FINANCE - MORTGAGE LOAN/BANKER (0.04%)
$ 6,000,000  United Companies Financial Corp.,  9.35%, 11/01/49 *,(a)                            $     60,000
                                                                                                 ------------
             FOOD - RETAIL (3.89%)
  7,500,000  Great Atlantic & Pacific Tea, Inc.,  7.75%, 04/15/07 *                                 5,976,600
                                                                                                 ------------
             FUNERAL SERVICES & RELATED ITEMS (3.77%)
  7,000,000  Service Corp. International,  6.00%, 12/15/05                                          5,803,000
                                                                                                 ------------
             INTERNET CONNECTIVITY SERVICES (0.84%)
 21,925,000  Northpoint Communications Group, Inc.,  12.875%, 02/15/10
             (Callable 02/15/05 @ $106.44) *,(a)                                                    1,288,094
                                                                                                 ------------
             MOTION PICTURES & SERVICES (0.34%)
  4,925,000  United Artists Theatre Co.,  0%, 10/15/07 (Callable 7/27/01 @
             $101.00) *                                                                                73,875
 30,230,000  United Artists Theatre Co.,  9.75%, 04/15/08 (Callable 4/15/03 @
             $104.87) *                                                                               453,450
                                                                                                 ------------
                                                                                                      527,325
                                                                                                 ------------
             OIL & GAS DRILLING (0.00%)
  2,000,000  Costilla Energy, Inc.,  10.25%, 10/01/06 (Callable 10/01/01 @
             $105.12) *,(a)                                                                                 0
                                                                                                 ------------
             POLLUTION CONTROL (0.41%)
    290,000  Envirosource, Inc., (1998),  9.75%, 06/15/03 (Callable 07/27/01
             @ $100.00) *                                                                              72,500
  2,234,000  Envirosource, Inc., (1993),  9.75%, 06/15/03 (Callable 07/27/01
             @ $100.00) *                                                                             558,500
                                                                                                 ------------
                                                                                                      631,000
                                                                                                 ------------
             RETAIL - DISCOUNT (0.48%)
  2,500,000  Hills Stores Co.,12.50%, 07/01/03 *                                                      737,500
                                                                                                 ------------


    The preceeding notes are an integral part of these financial statements.

                                                                                       PW WILLOW FUND, L.L.C.

                                                                            SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                                                  (UNAUDITED)
-------------------------------------------------------------------------------------------------------------
                                                                                                JUNE 30, 2001

    PAR                                                                                          MARKET VALUE
-------------------------------------------------------------------------------------------------------------

             CORPORATE BONDS (CONTINUED)
             ---------------------------
             RETAIL - MAJOR DEPARTMENT STORE (6.10%)
$13,500,000  Penny (JC) Co., Inc.,  7.625%,  03/01/2097 *                                        $  9,382,500
                                                                                                 ------------
             RETAIL - RESTAURANTS (4.89%)
 12,785,000  Advantica Restaurant Group, Inc.,  11.25%, 01/15/08 (Callable
             01/15/03 @ $105.63) *                                                                  7,521,799
                                                                                                 ------------
             SATELLITE TELECOMMUNICATIONS (0.79%)
  1,500,000  Globalstar LP/Capital Corp.,  11.375%, 02/15/04, (Callable
             02/15/02 @ $105.69) *,(a)                                                                 92,505
  8,000,000  Globalstar LP/Capital Corp.,  10.75%, 11/01/04, (Callable
             11/01/02 @ $105.37) *,(a)                                                                470,000
  5,000,000  ICG Services, Inc.,  10.00%, 02/15/08 (Callable 02/15/03 @
             $105.00) *,**,(a)                                                                        650,000
                                                                                                 ------------
                                                                                                    1,212,505
                                                                                                 ------------
             SECURITY SERVICES (5.72%)
 15,500,000  Protection One, Inc.  8.125%, 01/15/09 *                                               8,796,250
                                                                                                 ------------
             TELECOMMUNICATIONS EQUIPMENT - FIBER OPTICS (0.62%)
  4,300,000  360networks, Inc.,  13.00%, 5/01/08 *,(a)                                                 64,500
  2,210,000  Williams Communications Group, Inc.,  11.70%, 08/01/08 *                                 892,288
                                                                                                 ------------
                                                                                                      956,788
                                                                                                 ------------
             TELECOMMUNICATIONS SERVICES (3.20%)
  2,500,000  Level 3 Communications, Inc.,  9.125%, 05/01/08, (Callable
             05/01/03 @ $104.56) *                                                                  1,003,125
  5,845,000  NTL Communications Corp.,  11.50%, 10/01/08, (Callable 10/01/03
             @ $105.75) *                                                                           3,799,250
  7,500,000  Worldwide Fiber, Inc.,  12.00%, 08/01/09, (Callable 08/01/04 @
             $106) *                                                                                  112,500
                                                                                                 ------------
                                                                                                    4,914,875
                                                                                                 ------------


    The preceeding notes are an integral part of these financial statements.

                                                                                       PW WILLOW FUND, L.L.C.

                                                                            SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                                                  (UNAUDITED)
-------------------------------------------------------------------------------------------------------------
                                                                                                JUNE 30, 2001

    PAR                                                                                          MARKET VALUE
-------------------------------------------------------------------------------------------------------------

             CORPORATE BONDS (CONTINUED)
             ---------------------------
             TELEPHONE - INTEGRATED (8.53%)
$ 8,380,000  Call-Net Enterprises, Inc.,  8.00%, 08/15/08, (Callable 08/15/03
             @ $104.00) *                                                                        $  2,583,805
 27,375,000  Call-Net Enterprises, Inc.,  9.375%, 05/15/09 (Callable 05/15/04
             @ $104.69) *                                                                           8,942,591
  8,000,000  Call-Net Enterprises, Inc.,  10.80%, 05/15/09 (Callable 05/15/04
             @ $105.40) *,**                                                                        1,600,000
                                                                                                 ------------
                                                                                                   13,126,396
                                                                                                 ------------
             TRANSPORTATION - AIR FREIGHT (1.19%)
  6,500,000  Kitty Hawk, Inc.,  9.95%, 11/15/04 (Callable 11/15/01 @ $104.97) *,(a)                 1,836,250
                                                                                                 ------------
             TOTAL CORPORATE BONDS (COST $103,340,452)                                            102,627,725
                                                                                                 ------------
             CREDIT SWAPS ((0.36)%) (b)
             --------------------------
  5,000,000  AMR Corp.,  1.74%, 04/19/06                                                                1,980
  5,000,000  Ball Corp.,  1.49%, 10/11/05 (c)                                                         (95,340)
 10,000,000  Black & Decker Corp.,  .85%, 03/07/06                                                    (40,020)
  5,000,000  Compaq Computer Corp.,  .70%, 10/11/05 (c)                                                57,806
 10,000,000  Deere & Co.,  .50%, 11/01/05                                                                   0
 10,000,000  Federated Department Stores, Inc.,  .77%, 06/12/06                                       (38,466)
 10,000,000  Fiat S.p.A. - Sponsored ADR,  .78%, 12/18/04                                             (19,701)
 10,000,000  Ingersoll-Rand Co.,  .65%, 12/13/04                                                      (85,300)
 10,000,000  Pitney Bowes, Inc.,  .44%, 10/27/05                                                        1,001
 10,000,000  Raytheon Co.,  .98%, 03/12/06                                                            179,040
 10,000,000  Rohm & Haas Co.,  .73%, 12/26/04                                                        (135,920)
  5,000,000  The Goodyear Tire & Rubber Co.,  2.95%, 10/31/05                                        (199,150)
 10,000,000  Toys "R" Us, Inc.,  .85%, 06/12/06                                                        (4,042)
  5,000,000  TRW, Inc.,  1.65%, 10/23/05                                                             (101,775)
 10,000,000  Vulcan Materials Co.,  .50%, 09/15/05                                                    (75,647)
                                                                                                 ------------
             TOTAL CREDIT SWAPS (COST $0)                                                            (555,534)
                                                                                                 ------------


    The preceeding notes are an integral part of these financial statements.

                                                                                       PW WILLOW FUND, L.L.C.

                                                                            SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                                                  (UNAUDITED)
-------------------------------------------------------------------------------------------------------------
                                                                                                JUNE 30, 2001

    PAR                                                                                          MARKET VALUE
-------------------------------------------------------------------------------------------------------------

             BANK LOANS (12.41%)
             -------------------
$ 7,500,000  360networks, Inc.,  0.00%, 12/31/25                                                 $  1,715,625
 15,061,670  Arch Paging, Inc.,  13.69%, 06/30/06                                                   7,380,218
  1,868,402  Mariner Post - Acute Network, Inc., Revolving Commitment, 0.00%,
             03/31/04                                                                               1,247,159
  6,001,922  Mariner Post - Acute Network, Inc., Term Loan A, 0.00%, 03/31/04                       4,006,283
  3,550,897  Mariner Post - Acute Network, Inc., Term Loan B,  0.00%,
             03/31/05                                                                               2,370,224
  3,550,897  Mariner Post - Acute Network, Inc., Term Loan C, 0.00%, 03/31/06                       2,370,224
                                                                                                 ------------
             TOTAL BANK LOANS (COST $18,608,105)                                                   19,089,733
                                                                                                 ------------

  SHARES                                                                                         MARKET VALUE
-----------                                                                                      ------------
             COMMON STOCK (1.05%)
             --------------------
             DIVERSIFIED FINANCIAL SERVICES (1.05%)
    436,300  The FINOVA Group, Inc.                                                                 1,614,310
                                                                                                 ------------
             TOTAL COMMON STOCK (COST $1,651,232)                                                   1,614,310
                                                                                                 ------------
             COMMON STOCK SOLD, NOT YET PURCHASED ((9.01)%)
             ----------------------------------------------
             COMPUTERS - PERIPHERAL EQUIPMENT ((2.19)%)
     50,000  Lexmark International, Inc.                                                           (3,362,500)
                                                                                                 ------------
             ELECTRONIC CONNECTORS ((1.85)%)
    128,600  Thomas & Betts Corp.                                                                  (2,838,202)
                                                                                                 ------------
             TELECOMMUNICATIONS SERVICES ((3.14)%)
    144,300  Time Warner Telecom, Inc., Class A                                                    (4,836,936)
                                                                                                 ------------


    The preceeding notes are an integral part of these financial statements.

                                                                                       PW WILLOW FUND, L.L.C.

                                                                            SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                                                  (UNAUDITED)
-------------------------------------------------------------------------------------------------------------
                                                                                                JUNE 30, 2001

 SHARES                                                                                          MARKET VALUE
-------------------------------------------------------------------------------------------------------------

             COMMON STOCK SOLD, NOT YET PURCHASED (CONTINUED)
             ------------------------------------------------
             TELEPHONE - INTEGRATED ((1.78)%)
    280,000  Level 3 Communications, Inc.                                                        $ (1,537,200)
    100,000  NTL, Inc.                                                                             (1,205,000)
                                                                                                 ------------
                                                                                                   (2,742,200)
                                                                                                 ------------
             THEATERS ((0.05)%)
    167,000  GC Companies, Inc.                                                                       (75,150)
                                                                                                 ------------
             TOTAL COMMON STOCK SOLD, NOT YET PURCHASED
             (PROCEEDS $(11,583,318))                                                             (13,854,988)
                                                                                                 ------------


    PAR                                                                                          MARKET VALUE
-----------                                                                                      ------------
             BONDS SOLD, NOT YET PURCHASED ((8.53)%)
             ---------------------------------------
             APPLIANCES ((1.56)%)
$ 3,000,000  Fedders North America,  9.375%, 08/15/07, (Callable 08/15/02 @
             $104.69) *                                                                            (2,400,000)
                                                                                                 ------------
             CRUISE LINES ((1.90)%)
  3,000,000  Royal Caribbean Cruises,  8.75%, 02/02/11 *                                           (2,921,250)
                                                                                                 ------------
             FINANCE - LEASING COMPANY ((1.25)%)
  2,000,000  Williams Scotsman, Inc.,  9.875%, 06/01/07 (Callable 06/01/02 @
             $104.94) *                                                                           (1,920,000)
                                                                                                 ------------
             MISCELLANEOUS MANUFACTURING ((1.89)%)
  3,000,000  Lousiana Pacific Corp.,  8.50%, 08/15/05 *                                            (2,910,000)
                                                                                                 ------------
             TEXTILE - HOME FURNISHINGS ((1.93)%)
  3,000,000  Simmons Co.,  10.25%, 03/15/09, (Callable 03/15/04 @ $105.12) *                       (2,970,000)
                                                                                                 ------------
             TOTAL BONDS SOLD, NOT YET PURCHASED
             (PROCEEDS $(13,316,250))                                                             (13,121,250)
                                                                                                 ------------
     TOTAL INVESTMENTS -- 62.28% (Cost $98,700,221)                                                95,799,996
                                                                                                 ------------
     OTHER ASSETS IN EXCESS OF LIABILITIES -- 37.72%                                               58,026,566
                                                                                                 ------------
     TOTAL NET ASSETS -- 100.00%                                                                 $153,826,562
                                                                                                 ============

(a)  Security is in default

    The preceeding notes are an integral part of these financial statements.

                                                          PW WILLOW FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2001
--------------------------------------------------------------------------------

(b)  Rates represent spreads to LIBOR
(c)  Premium payment made at inception of swap
* Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities owned and securities sold, not yet purchased amounted to $96,824,725 and ($13,121,250), respectively, which represented 62.94% and (8.66%), respectively, of net assets at June 30, 2001.
** Variable rate security. Stated coupon will be in effect after step-up dates. As of June 30, 2001, coupon rate is zero.


    The preceeding notes are an integral part of these financial statements.